Business Acquisition, Pro Forma Information (Detail) (Marcellus Joint Venture, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Marcellus Joint Venture
Business Acquisition [Line Items]
Pro forma net revenues	$ 79,127	$ 42,959	$ 273,480	$ 123,676	$ 179,281
Pro forma net loss	$ (6,862)	$ (29,088)	$ (83,794)	$ (1,540)	$ (30,509)
Pro forma earnings per share					$ (0.24)